Income Taxes - Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 31.3	$ 24.7